CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 124,184	$ 62,379
Short-term bank deposits	52,997	2,989
Trade receivables	19,263	12,728
Prepaid expenses and other current assets	2,078	2,083
Short-term deferred tax asset	3,788	2,647
Total current assets	202,310	82,826
LONG-TERM ASSETS:
Property and equipment, net	2,148	1,272
Severance pay fund	3,060	3,071
Prepaid expenses and other long-term assets	1,021	1,012
Long-term deferred tax asset	2,013	1,451
Total long-term assets	8,242	6,806
TOTAL ASSETS	210,552	89,632
CURRENT LIABILITIES:
Trade payables	1,835	1,766
Employees and payroll accruals	10,322	6,821
Deferred revenues	22,594	18,175
Accrued expenses and other current liabilities	6,942	4,517
Total current liabilities	41,693	31,279
LONG-TERM LIABILITIES:
Deferred revenues	9,566	6,303
Other long-term liabilities	184
Accrued severance pay	4,101	4,070
Warrants to purchase preferred shares		2,134
Total long-term liabilities	13,851	12,507
TOTAL LIABILITIES	55,544	43,786
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 31,785,000 shares and 250,000,000 shares at December 31, 2013 and 2014, respectively; Issued and outstanding: 7,019,352 shares and 30,501,352 shares at December 31, 2013 and 2014, respectively;	79	17
Preferred shares of NIS 0.01 par value - Authorized: 18,215,000 shares and 0 shares at December 31, 2013 and 2014, respectively; Issued and outstanding: 15,958,290 shares and 0 shares at December 31, 2013 and 2014, respectively;		41
Additional paid-in capital	134,486	34,811
Accumulated other comprehensive income (loss)	(333)	155
Retained earnings	20,776	10,822
Total shareholders' equity	155,008	45,846
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 210,552	$ 89,632